Non-Trade Accounts Receivable and Payable - Schedule of Non-Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	$ 10,202	$ 11,653
Less: Provision for credit losses	(9,000)	(10,160)
Non-trade accounts receivable, net of provision for credit losses	1,202	1,493
Short-term Loan Receivable [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	9,342	11,653
Toll Processing [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	821
Other Receivables [Member]
Schedule of Non-Trade Accounts Receivable [Line Items]
Non-trade accounts receivable, gross	$ 39